Annual Operating Expenses {- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund - AMCIZ PRO-10 - Fidelity International Value Fund	Dec. 30, 2020
Fidelity Advisor International Value Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.67%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual operating expenses	1.30%
Fidelity Advisor International Value Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.67%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.40%
Total annual operating expenses	1.57%
Fidelity Advisor International Value Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.67%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.40%
Total annual operating expenses	2.07%
Fidelity Advisor International Value Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%
Total annual operating expenses	0.98%
Fidelity Advisor International Value Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.82%